Statement of Income (USD $)	3 Months Ended				12 Months Ended		49 Months Ended	52 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Nov. 30, 2011	Aug. 31, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
Sales Revenue, Goods, Net	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Research and Development Expense	32,635	160,924	95,329	123,829	541,505	274,640	822,320	854,955
Professional Fees	30,541	28,479	9,096	10,850	206,856	57,994	271,130	301,671
ProfessionalAndContractServicesExpense	19,036	604,379	90,099	34,921	705,203		794,678	813,714
Other General Expense	56,277	65,065	79,930	77,700	260,072	1,033,565	1,464,813	1,521,089
Operating Income (Loss)	(258,489)	(858,847)	(274,454)	(247,300)	(1,713,636)	(1,366,199)	(3,352,941)	(3,611,429)
Net Income (Loss)	$ (258,489)	$ (858,847)	$ (274,454)	$ (247,300)	$ (1,713,636)	$ (1,366,199)	$ (3,352,941)	$ (3,611,429)
Earnings Per Share, Basic	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic	80,804,083	85,582,367	76,815,912	73,821,825	80,264,523	73,534,702
Earnings Per Share, Diluted	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Diluted	80,804,083	85,582,367	76,815,912	73,821,825	80,264,523	73,534,702